Non-controlling Interests (Details) - Holdings - shares		3 Months Ended
	Oct. 31, 2021	Oct. 31, 2021	Jul. 23, 2021
Partnership Interests
Partnership Interests (in units)	242,859,773	242,859,773	200,785,693
Issuance of Partnership Interests (in units)		40,116,279
Vesting of Partnership Interests (in units)		1,957,801
Ownership Percentage
Ownership Percentage		100.00%
Issuance of Partnership Interests (percent)		0.00%
Vesting of Partnership Interests (percent)		0.00%
Core & Main
Partnership Interests
Partnership Interests (in units)	160,067,161	160,067,161	119,950,882
Issuance of Partnership Interests (in units)		40,116,279
Vesting of Partnership Interests (in units)		0
Ownership Percentage
Ownership Percentage	65.91%	59.74%
Issuance of Partnership Interests (percent)		6.70%
Vesting of Partnership Interests (percent)		(0.54%)
Continuing Limited Partners
Partnership Interests
Partnership Interests (in units)	82,792,612	82,792,612	80,834,811
Issuance of Partnership Interests (in units)		0
Vesting of Partnership Interests (in units)		1,957,801
Ownership Percentage
Ownership Percentage	34.09%	40.26%
Issuance of Partnership Interests (percent)		(6.70%)
Vesting of Partnership Interests (percent)		0.54%